Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Finished goods	$ 66,779	$ 42,251
Work-in-process	7,815	164
Raw materials	48,791	45,991
Total Inventory	$ 123,385	$ 88,406